ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Details of Company's Subsidiaries, PRC Domestic Entities and PRC Domestic Entities' Subsidiaries (Details)	12 Months Ended
Dec. 31, 2016
Beijing SouFun Internet Information Service Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 17, 2003
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of marketing services and listing services
SouFun Media Technology Beijing Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Nov. 28, 2002
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing SouFun Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 16, 2006
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing SouFun Science and Technology Development Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 14, 2006
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of marketing services and listing services
Beijing Century Jia Tian Xia Technology Development Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 21, 2006
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of marketing services and listing services
Beijing Zhong Zhi Shi Zheng Information Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jun. 05, 2007
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing Hong An Tu Sheng Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jan. 01, 2011
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 01, 2011
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing Yi Ran Ju Ke Technology Development Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Sep. 10, 2011
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of marketing services, rental services and real estate agency services
Beijing Hua Ju Tian Xia Network Technology Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jul. 25, 2012
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of technology and information consultancy services
Beijing Li Man Wan Jia Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jul. 25, 2012
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jul. 07, 2005
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of real estate agency services, marketing services and listing services
Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jan. 06, 2012
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Tianjin Soufun Network Technology Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 01, 2012
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Hangzhou SouFun Network Technology Co., Ltd., [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Aug. 27, 2013
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Wuhan SouFun Yi Ran Ju Ke Real Estate Agents Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 13, 2013
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of real estate agency services and real estate information services
Hanzhou Ji Ju Real Estate Agents Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 23, 2013
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of real estate agency services and real estate information services
Beijing Tianxia Dai Information Service Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 09, 2014
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of finance information services
Chongqing Tian Xia Dai Microfinance Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 11, 2014
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of microfinance services
Chongqing Fang Tian Xia Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	May 27, 2015
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of real estate agency services
Tianjin Fang Tian Xia Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	May 21, 2015
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of real estate agency services
Suzhou Cun Fang Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	May 21, 2015
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of real estate agency services
Nanjing Cun Fang Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 30, 2015
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of real estate agency services
Shenzhen Fang Tian Xia Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 13, 2015
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of real estate agency services
Beijing Cun Fang Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 07, 2015
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of real estate agency services
Beijing Fang Chao Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 06, 2015
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of real estate agency services
Tianjin Jia Tian Xia Microfinance Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 05, 2014
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of microfinance services
Beijing Fang Tian Xia Decorative Engineering Co Ltd [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Oct. 15, 2014
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of decorative engineering services
Beihai Tian Xia Dai Microfinance Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Sep. 12, 2014
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of microfinance services
Shanghai Baoan Enterprise Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 31, 2013
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Lease, resale and management of property
Shanghai BaoAn Hotel Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 31, 2013
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Operation and management of hotel, restaurant and other catering business
Best Work Holdings New York LLC [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 14, 2011
Place of Establishment	United States of America
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Shanghai SouFun Microfinance Co.,Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jan. 19, 2015
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of Microfinance services
Guangzhou Fang Tian Xia Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 09, 2015
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of real estate agency services
Chengdu SouFun Fang Tian Xia Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 12, 2015
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of real estate agency services
Nanchang Cun Fang Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jun. 03, 2015
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of real estate agency services
Hangzhou Nuo Guan Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Sep. 17, 2015
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of real estate agency services
Beijing Li Tian Rong Ze Yi Jia Technology Development Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Sep. 16, 2015
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of technology and information consultancy services
Fang Holdings Limited [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Aug. 07, 2000
Place of Establishment	Hong Kong
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Hong Kong Property Network Limited [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	May 19, 2011
Place of Establishment	Hong Kong
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Shanghai SouFun Fang Tian Xia Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 16, 2015
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of real estate agency services
Shenzhen Yi Ran Ju Ke Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Aug. 13, 2015
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of real estate agency services
Wuhan SouFun Fang Tian Xia Real Estate Broking Co., Ltd. [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	May 08, 2015
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of real estate agency services